CONVERTIBLE PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2021
Features of Convertible Preferred Stock [Abstract]
Schedule of Convertible Preferred Stock

See activities related to the PIF Convertible Notes and Series D convertible preferred stock funding as below (in thousands):

Conversion of Convertible Notes	$271,985
Series D received in April 2019	200,000
Series D received in October 2019	400,000
Series D received in March 2020	200,000
Series D received in June 2020	200,000
Contingent forward contract liability reclassified to Series D	39,564
Conversion of preferred stock warrant to Series D in February 2021	3,000
Reclassification of preferred stock warrant liability to Series D in February 2021	9,936
Total proceeds of Series D	$1,324,485

As of December 31, 2020, the Company had the following convertible preferred stock, par value of $0.0001 per share, authorized, and outstanding (in thousands, except share and per share amounts):

	As of December 31, 2020
Convertible				Conversion Per	Liquidation
Preferred	Shares	Shares	Net Carrying	Share to Common	Per Share	Liquidation
Stock	Authorized	Outstanding	Value	Stock	Amount	Amount
Series A	32,045,280	32,045,280	$11,925	$0.38	$0.38	$12,120
Series B*	24,677,332	24,677,332	23,740	1.13	1.13	28,000
Series C	82,414,075	59,575,253	137,475	2.42	2.42	144,432
Series D	618,720,748	539,769,493	1,311,548	2.33	3.64	1,963,912
Series E	301,092,345	301,092,346	1,009,388	2.99	4.48	1,349,449
Total	1,058,949,780	957,159,704	$2,494,076			$3,497,913
*	As of December 31, 2020, 3,525,332 Series B convertible preferred stock at aggregate fair value of $3.0 million were extinguished and reclassified to other accrued liabilities, with cash settlement occurring in January 2021.